Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B

Monthly Servicing Report

Collection Period	May 2017
Distribution Date	06/15/17
Transaction Month	26
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:	$1,199,066,043.18

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%	April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%	April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%	April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%	November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%	June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%	June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%	July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$290,862,723.77	0.7496462	$269,286,361.95	0.6940370	$21,576,361.82
Class A-4 Notes	$75,520,000.00	1.0000000	$75,520,000.00	1.0000000	$-
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$423,932,723.77	0.3626239	$402,356,361.95	0.3441679	$21,576,361.82

Weighted Avg. Coupon (WAC)	3.04%		3.04%
Weighted Avg. Remaining Maturity (WARM)	35.68		34.79
Pool Receivables Balance	$477,050,621.72		$454,785,452.33
Remaining Number of Receivables	41,671		40,889

Adjusted Pool Balance	$464,700,969.24		$443,124,607.42

III. COLLECTIONS

Principal:
Principal Collections	$21,617,179.88
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$535,828.27
Total Principal Collections	$22,153,008.15

Interest:
Interest Collections	$1,181,158.88
Late Fees & Other Charges	$42,343.76
Interest on Repurchase Principal	$-
Total Interest Collections	$1,223,502.64

Collection Account Interest	$10,338.00
Reserve Account Interest	$1,599.76
Servicer Advances	$-

Total Collections	$23,388,448.55

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Hyundai Auto Receivables Trust 2015-B

Monthly Servicing Report

Collection Period	May 2017
Distribution Date	06/15/17
Transaction Month	26
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$23,388,448.55
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$23,388,448.55

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$397,542.18	$-	$397,542.18	397,542.18
	Collection Account Interest					$10,338.00
	Late Fees & Other Charges					$42,343.76
Total due to Servicer						$450,223.94

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$-		$-
	Class A-2-B Notes		$-		$-
	Class A-3 Notes		$271,471.88		$271,471.88
	Class A-4 Notes		$93,141.33		$93,141.33

	Total Class A interest:		$364,613.21		$364,613.21	364,613.21

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$36,146.50		$36,146.50	36,146.50

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$68,942.50		$68,942.50	68,942.50

	Available Funds Remaining:					$22,468,522.40

7.	Regular Principal Distribution Amount:					21,576,361.82

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$21,576,361.82
	Class A-4 Notes				$-
	Class A Notes Total:		$21,576,361.82		$21,576,361.82
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$21,576,361.82		$21,576,361.82

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					892,160.58

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$12,349,652.48
Beginning Period Amount	$12,349,652.48
Current Period Amortization	$688,807.57
Ending Period Required Amount	$11,660,844.91
Ending Period Amount	$11,660,844.91
Next Distribution Date Required Amount	$10,993,040.80

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Hyundai Auto Receivables Trust 2015-B

Monthly Servicing Report

Collection Period	May 2017
Distribution Date	06/15/17
Transaction Month	26
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	8.77%	9.20%	9.20%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.66%	40,342	98.15%	$446,358,641.15
30 - 60 Days	0.99%	405	1.37%	$6,247,762.90
61 - 90 Days	0.29%	119	0.41%	$1,859,208.36
91-120 Days	0.05%	22	0.07%	$308,110.74
121 + Days	0.00%	1	0.00%	$11,729.18
Total		40,889		$454,785,452.33

Delinquent Receivables 30+ Days Past Due
Current Period	1.34%	547	1.85%	$8,426,811.18
1st Preceding Collection Period	1.15%	479	1.61%	$7,676,752.67
2nd Preceding Collection Period	1.06%	449	1.47%	$7,351,026.01
3rd Preceding Collection Period	1.13%	491	1.54%	$8,097,863.91
Four-Month Average	1.17%		1.62%

Repossession in Current Period		34		$487,399.62
Repossession Inventory		79		$348,825.20

Current Charge-Offs
Gross Principal of Charge-Offs				$647,989.51
Recoveries				$(535,828.27)
Net Loss				$112,161.24

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.28%

Average Pool Balance for Current Period				$465,918,037.03

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.29%
1st Preceding Collection Period				0.83%
2nd Preceding Collection Period				0.60%
3rd Preceding Collection Period				1.01%
Four-Month Average				0.68%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	-	1,854	$30,268,114.55
Recoveries	72	1,695	$(15,719,531.61)
Net Loss			$14,548,582.94
Cumulative Net Loss as a % of Initial Pool Balance			1.18%

Net Loss for Receivables that have experienced a Net Loss *	36	1,510	$14,566,962.72
Average Net Loss for Receivables that have experienced a Net Loss			$9,647.00

Principal Balance of Extensions			$1,953,723.15
Number of Extensions			117

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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